Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	ICON FUNDS
Prospectus Date	rr_ProspectusDate	Jan. 23, 2018
ICON Equity Income Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	ICON EQUITY INCOME FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective/Goals
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Seeks modest capital appreciation and income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 or more. More information about these and other discounts is available from your financial professional and in “Classes of Shares, Sales Charge and Distribution Arrangements” on page 37 of the Fund’s prospectus, and in “Sales Charge” on page 60 in the Fund’s statement of additional information.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 31, 2019
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 206% of the average value of the portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	206.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 or more. More information about these and other discounts is available from your financial professional and in “Classes of Shares, Sales Charge and Distribution Arrangements” on page 37 of the Fund’s prospectus, and in “Sales Charge” on page 60 in the Fund’s statement of additional information.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 25,000
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total Annual Fund Operating Expenses and Net Annual Fund Operating Expenses After Expense Reimbursement differ from the ratio of expenses to average net assets shown in the Financial Highlights, which reflect the operating expenses of the Fund and do not include acquired fund fees and expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your Class C shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies.
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund uses a quantitative methodology to identify securities ICON believes are underpriced relative to value. It normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies of any market capitalization, including convertible and preferred securities, and in securities issued by dividend-paying companies. This strategy may not be changed unless Fund shareholders are given at least 60 days’ prior notice.

		ICON believes that equity markets go through themes over time, simply stated, stocks in industries that were market leaders at one time tend to become overpriced relative to intrinsic value, and stocks in industries that were not in favor tend to drop below intrinsic value. In general, the Fund will sell industries ICON believes are overpriced and buy industries we believe are underpriced. The Fund may invest up to 25% of its assets in a single industry. ICON’s combination of industry rotation and bottom-up valuation distinguishes us from other investment managers. The Fund may also invest in U.S. government agencies or government sponsored enterprises and investment-grade securities, although the Fund may invest up to 25% of its total assets in securities with a lower rating by both S&P and Moodys.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Like all investments in securities, you risk losing money by investing in the Fund. The main risks of investing in this Fund are:

Portfolio Turnover Risk.  Active trading generates transaction costs which, in turn, can affect performance. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses, affect the Fund’s performance.

Investment in Other Investment Companies Risk.  The Funds may invest in other investment companies. As with other investments, investments in other investment companies, including closed-end funds (which include business development companies (BDCs)), unit investment trusts, open-end investment companies, and exchange traded funds, are subject to many of the same risks as investing directly in the underlying instruments, including market risk and, for non-index strategies, selection risk. In addition, if the Fund acquires shares of investment companies, shareholders bear both their proportionate share of expenses in the Fund (including management and advisory fees) and, indirectly, the expenses of the investment companies (including management and advisory fees). If the Fund acquires shares of one or more underlying funds, shareholders bear both their proportionate share of expenses in the Fund (excluding management and advisory fees attributable to those assets of the Fund invested in the underlying funds) and, indirectly, the expenses of the underlying funds (including management and advisory fees). Further, the closed-end fund market is inefficient. Many closed-end funds (CEFs), including many in which the Fund invests, are small or micro-cap securities. There is little independent research published on CEFs and limited availability of data makes research difficult and time consuming. CEFs may trade unpredictably. The underlying assets may be unknown and their value not readily determinable. The Fund often purchases CEFs believing they are trading at a discount to NAV, and an ongoing corporate action will cause the discount to narrow or disappear. With little independent analysis of the CEFs’ individual assets, the Fund essentially makes a value based arbitrage strategy. The Fund will look to events like pending or proposed tender offers, liquidations, take-over plays etc. If the event is not preceded by an official announcement — and is, instead, “pending” or “anticipated” — this strategy can be very risky. If the event is announced, there is still the possibility that it will not happen. In sum, investing in CEFs in general, and CEF arbitrage plays in particular carry unique and arguably heightened risks.

Credit Risk.  The Fund could lose money if the issuer of a fixed income security is unable to meet its financial obligations or goes bankrupt. Failure of an issuer to make timely payments of principal and interest or a decline or perception of decline in the credit quality of a fixed income security can cause a security’s price to fall, potentially affecting the Fund’s share price. Furthermore, the Fund invests primarily in corporate bonds, which are not guaranteed by the U.S. government. If the corporate issuer or guarantor of a debt security is unable or unwilling to honor its obligations, the government will not intervene if the issuer defaults and the Fund will lose its investment in the issue.

Changes in Debt Ratings.  If a rating agency gives a convertible security a lower rating, the value of the security may decline because investors will demand a higher rate of return.

Interest Rate Risk.  Prices of convertible securities tend to move inversely with changes in interest rates. For example, when interest rates rise, prices of convertible securities generally fall. Securities with longer maturities tend to be more sensitive to changes in interest rates. Due to their hybrid nature, convertible securities are typically more sensitive to changes in interest rates than the underlying common stock, but less sensitive to interest rate changes than a fixed-rate corporate bond.

Industry and Concentration Risk.  Companies that have similar lines of business are grouped together in broad categories called industries. Certain industries are grouped together in broad categories called sectors. The Fund may overweight industries within various sectors and may invest up to 25% of the Fund’s total assets in a single industry. The fact that the Fund may overweight a specific industry or industries may cause the Fund’s performance to be more susceptible to political, economic, business or other developments that affect those industries or sectors. This overweighting means the Fund may be less diverse and more volatile than its benchmark.

		Small and Mid-Size Company Risk. The Fund may invest in small or mid-size companies which in turn may involve greater risk of loss and price fluctuation. The trading markets for securities of small-cap issuers may be less liquid and more volatile than securities of larger companies.
Risk Lose Money [Text]	rr_RiskLoseMoney	Like all investments in securities, you risk losing money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance History
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information illustrates the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compare to those of an unmanaged securities index. The performance information shown in the bar chart is for the Fund’s Class C shares. The Fund’s past performance, both before and after taxes, is no guarantee of future results. Updated performance information is available through our website www.iconfunds.com or by calling 1-800-764-0442.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information illustrates the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compare to those of an unmanaged securities index. The performance information shown in the bar chart is for the Fund’s Class C shares.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-764-0442
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.iconfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance, both before and after taxes, is no guarantee of future results.
Bar Chart [Heading]	rr_BarChartHeading	Year-by-Year Total Return as of 12/31 — Class C Shares
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart above does not reflect any sales charges. If those charges were reflected, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter: Q3 2009 19.84% Worst Quarter: Q4 2008 -22.79%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the Periods ended 12/31/17
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax performance is shown only for the Fund’s Class C shares. After-tax performance for the Fund’s Class A and Class S shares will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax performance is shown only for the Fund’s Class C shares. After-tax performance for the Fund’s Class A and Class S shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
ICON Equity Income Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of purchase price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase cost)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[1]
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Expense Recoupments	rr_Component1OtherExpensesOverAssets		[2],[3]
Other Expenses	rr_OtherExpensesOverAssets	0.45%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.11%	[4]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.56%	[3],[4]
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.21%)	[2],[3]
Net Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	1.35%	[2],[3],[4]
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	A contingent deferred sales charge of 1.00% applies on certain redemptions within one year following purchases of $1 million or more made without an initial sales charge.
1 Year	rr_ExpenseExampleYear01	$ 705
3 Years	rr_ExpenseExampleYear03	1,020
5 Years	rr_ExpenseExampleYear05	1,357
10 Years	rr_ExpenseExampleYear10	$ 2,306
1 Year	rr_AverageAnnualReturnYear01	6.72%
5 Years	rr_AverageAnnualReturnYear05	10.48%
10 Years	rr_AverageAnnualReturnYear10	5.29%
Since Inception	rr_AverageAnnualReturnSinceInception	5.91%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2006
ICON Equity Income Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of purchase price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase cost)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Expense Recoupments	rr_Component1OtherExpensesOverAssets	0.01%	[2],[3]
Other Expenses	rr_OtherExpensesOverAssets	0.44%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.11%	[4]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.31%	[3],[4]
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.21%)	[2],[3]
Net Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	2.10%	[2],[3],[4]
1 Year	rr_ExpenseExampleYear01	$ 313
3 Years	rr_ExpenseExampleYear03	701
5 Years	rr_ExpenseExampleYear05	1,215
10 Years	rr_ExpenseExampleYear10	2,626
1 Year	rr_ExpenseExampleNoRedemptionYear01	213
3 Years	rr_ExpenseExampleNoRedemptionYear03	701
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,215
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,626
2008	rr_AnnualReturn2008	(36.19%)
2009	rr_AnnualReturn2009	21.70%
2010	rr_AnnualReturn2010	14.07%
2011	rr_AnnualReturn2011	(2.80%)
2012	rr_AnnualReturn2012	13.79%
2013	rr_AnnualReturn2013	22.57%
2014	rr_AnnualReturn2014	9.43%
2015	rr_AnnualReturn2015	(5.12%)
2016	rr_AnnualReturn2016	17.60%
2017	rr_AnnualReturn2017	12.46%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.84%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.79%)
1 Year	rr_AverageAnnualReturnYear01	11.46%
5 Years	rr_AverageAnnualReturnYear05	10.97%
10 Years	rr_AverageAnnualReturnYear10	5.13%
Since Inception	rr_AverageAnnualReturnSinceInception	7.55%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 08, 2002
ICON Equity Income Fund | Class S
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of purchase price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase cost)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Expense Recoupments	rr_Component1OtherExpensesOverAssets	0.02%	[2],[3]
Other Expenses	rr_OtherExpensesOverAssets	0.38%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.11%	[4]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.26%	[3],[4]
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.16%)	[2],[3]
Net Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	1.10%	[2],[3],[4]
1 Year	rr_ExpenseExampleYear01	$ 112
3 Years	rr_ExpenseExampleYear03	384
5 Years	rr_ExpenseExampleYear05	676
10 Years	rr_ExpenseExampleYear10	$ 1,507
1 Year	rr_AverageAnnualReturnYear01	13.59%
5 Years	rr_AverageAnnualReturnYear05	12.09%
10 Years	rr_AverageAnnualReturnYear10	6.18%
Since Inception	rr_AverageAnnualReturnSinceInception	7.52%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 10, 2004
ICON Equity Income Fund | Return After Taxes on Distributions | Class C
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	10.34%
5 Years	rr_AverageAnnualReturnYear05	10.18%
10 Years	rr_AverageAnnualReturnYear10	4.45%
Since Inception	rr_AverageAnnualReturnSinceInception	6.71%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 08, 2002
ICON Equity Income Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class C
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.46%
5 Years	rr_AverageAnnualReturnYear05	8.47%
10 Years	rr_AverageAnnualReturnYear10	3.87%
Since Inception	rr_AverageAnnualReturnSinceInception	6.08%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 08, 2002
ICON Equity Income Fund | S&P Composite 1500 Index (reflects no deduction for fees, expenses, or taxes) | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	21.13%
5 Years	rr_AverageAnnualReturnYear05	15.74%
10 Years	rr_AverageAnnualReturnYear10	8.69%
Since Inception	rr_AverageAnnualReturnSinceInception	9.02%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2006
ICON Equity Income Fund | S&P Composite 1500 Index (reflects no deduction for fees, expenses, or taxes) | Class C
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	21.13%
5 Years	rr_AverageAnnualReturnYear05	15.74%
10 Years	rr_AverageAnnualReturnYear10	8.69%
Since Inception	rr_AverageAnnualReturnSinceInception	10.00%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 08, 2002
ICON Equity Income Fund | S&P Composite 1500 Index (reflects no deduction for fees, expenses, or taxes) | Class S
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	21.13%
5 Years	rr_AverageAnnualReturnYear05	15.74%
10 Years	rr_AverageAnnualReturnYear10	8.69%
Since Inception	rr_AverageAnnualReturnSinceInception	9.29%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 10, 2004

[1]	A contingent deferred sales charge of 1.00% applies on certain redemptions within one year following purchases of $1 million or more made without an initial sales charge.
[2]	During the year ended September 30, 2017, ICON Advisers waived $20,921, $20,046 and $51,232 and recouped $223, $1,278 and $9,727 of Class A, C and S expenses, respectively. At September 30, 2017, ICON Advisers was waiving expenses for Class A, C and S.
[3]	The total expenses of the ICON Equity Income Fund (excluding interest, taxes, brokerage, acquired fund fees and expenses and extraordinary expenses) are contractually limited to an annual rate for Class A of 1.24%, an annual rate for Class C of 1.99%, and an annual rate of 0.99% for Class S through January 31, 2019, after which time it may be terminated. ICON Advisers is entitled to reimbursement from the Fund of any fees waived pursuant to this arrangement if such reimbursement does not cause the Fund to exceed existing expense limitations and the reimbursement is made within three years after the expenses were reimbursed or absorbed.
[4]	Total Annual Fund Operating Expenses and Net Annual Fund Operating Expenses After Expense Reimbursement differ from the ratio of expenses to average net assets shown in the Financial Highlights, which reflect the operating expenses of the Fund and do not include acquired fund fees and expenses.